Retirement plans - Expense recognized in other comprehensive income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Actuarial loss	$ (5,413,000)	$ (4,479,000)
Minimum funding requirement	$ 0	$ 0